BORROWING, FINANCING AND DEBENTURES - Schedule Of Detailed Information About Borrowings Charges (Detail)	12 Months Ended
Dec. 31, 2022
Debentures [member] | BRL
BORROWING, FINANCING AND DEBENTURES
Borrowings, original currency	Brazilian Real
Borrowings, maturity	July 2027 to September 2032
Description of borrowing charges	CDI + 1.65%; CDI + 0.8%; IPCA + 6.8% and IPCA + 6.9% with bi-annual payments
Description of effective interest rate for borrowings	CDI+1.65%, CDI+0.8%, CDI+1.34% and CDI+1.60%
Description of guarantees provided for borrowings	Guarantee of Natura &Co Holding S.A.
Business notes [member] | BRL
BORROWING, FINANCING AND DEBENTURES
Borrowings, original currency	Brazilian Real
Borrowings, maturity	September 2025
Description of borrowing charges	CDI interest + 1.55% with bi-annual payments
Description of effective interest rate for borrowings	CDI +1.55%
Description of guarantees provided for borrowings	Guarantee of Natura &Co Holding S.A.
Working capital loan [member] | British Pounds | Operations The Body Shop [Member]
BORROWING, FINANCING AND DEBENTURES
Borrowings, original currency	Pounds
Borrowings, maturity	April 2024
Description of effective interest rate for borrowings	Sonia + interest 2.9% p.a.
Description of guarantees provided for borrowings	“Corporate” guarantee from the Company until December 2021 and “Aval” guarantee from parent company Natura &Co Holding S.A. from January 2022.
Working capital loan [member] | USD | Natura &Co Luxemburgo operation
BORROWING, FINANCING AND DEBENTURES
Borrowings, original currency	US Dollar
Borrowings, maturity	November 2025
Description of borrowing charges	SOFR + 2.47% p.a. with bi-annual payments
Description of effective interest rate for borrowings	SOFR + 2.47% p.a.
Description of guarantees provided for borrowings	Guarantee Natura &Co Holding and Natura Cosméticos
Notes - Avon [Member] | USD
BORROWING, FINANCING AND DEBENTURES
Borrowings, original currency	US Dollar
Borrowings, maturity	March 2023 and March 2043
Description of borrowing charges	Interest of 6.45% of p.a. and 8.45% of p.a. with bi-annual payments
Description of effective interest rate for borrowings	Interest of 6.45% of p.a. and 8.45% of p.a.
Description of guarantees provided for borrowings	None
Notes - Lux [Member] | USD
BORROWING, FINANCING AND DEBENTURES
Borrowings, original currency	US Dollar
Borrowings, maturity	April 2029
Description of borrowing charges	Interest of 6.00% p.a. with bi-annual payments
Description of effective interest rate for borrowings	Interest of 6.125% p.a.
Description of guarantees provided for borrowings	Guarantee Natura &Co Holding and Natura Cosméticos
Notes [member] | USD
BORROWING, FINANCING AND DEBENTURES
Borrowings, original currency	US Dollar
Borrowings, maturity	May 2028
Description of borrowing charges	Interest of 4.125% (with real cost equivalent to the CDI + 3.33% p.a. Considering the derivate contracted to hedge the variation of the associated cash flows) with bi-annual payments
Description of effective interest rate for borrowings	CDI + 3.33%
Description of guarantees provided for borrowings	Guarantee from Natura &Co Holding S.A.